Reconciliation of Effective Tax Rate Related to Statutory United States Federal Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Taiwan statutory rate, including taxes on income and retained earnings	24.00%	24.00%	24.00%
Foreign tax differential	(3.03%)	(5.75%)	(0.47%)
Expiration of net operating loss carryforwards	(20.18%)	(6.47%)	(31.92%)
Net operating loss carryforwards not utilized due to dissolution of subsidiaries	(42.73%)
Other non-deductible expenses	(9.79%)	(1.65%)	(3.99%)
Change in deferred tax assets and valuation allowance	24.94%	(10.32%)	10.52%
Loss on investment in subsidiaries dissolved	26.62%
Other	0.17%	0.19%	1.86%